Schedule of Investments

November 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.00%
Australia–3.58%
Goodman Group	113,043	$1,705,567

GPT Group (The)	651,215	1,779,846

National Storage REIT	642,187	919,729

Region RE Ltd.	98,984	135,996

Stockland	495,256	1,357,641

		5,898,779

Belgium–1.12%
Aedifica S.A.	20,130	1,262,889

VGP N.V.	5,578	575,145

		1,838,034

Canada–1.63%
Chartwell Retirement Residences	150,501	1,204,496

StorageVault Canada, Inc.	429,796	1,479,161

		2,683,657

France–0.74%
Klepierre S.A.	48,293	1,218,970

Germany–3.80%
Aroundtown S.A.(a)	217,135	508,695

Instone Real Estate Group SE(b)	41,913	280,797

LEG Immobilien SE(a)	33,297	2,542,641

Sirius Real Estate Ltd.	965,368	1,073,205

Vonovia SE	66,569	1,849,986

		6,255,324

Hong Kong–4.55%
Link REIT	976,700	4,840,736

Sun Hung Kai Properties Ltd.	109,100	1,072,442

Swire Properties Ltd.	388,200	756,079

Wharf Real Estate Investment Co. Ltd.	260,000	821,277

		7,490,534

Japan–11.73%
Industrial & Infrastructure Fund Investment Corp.	1,290	1,201,639

Japan Real Estate Investment Corp.	748	2,903,346

Mitsubishi Estate Co. Ltd.	153,500	2,071,565

Mitsubishi Estate Logistics REIT Investment Corp.	275	711,093

Nippon Building Fund, Inc.	715	2,996,559

Nippon Prologis REIT, Inc.	957	1,813,824

Nomura Real Estate Holdings, Inc.	51,000	1,241,084

Nomura Real Estate Master Fund, Inc.	1,561	1,786,884

Sumitomo Realty & Development Co. Ltd.	63,100	1,780,874

Tokyo Tatemono Co. Ltd.	94,200	1,337,699

Tokyu Fudosan Holdings Corp.	238,300	1,472,886

		19,317,453

Singapore–0.65%
CapitaLand Investment Ltd.	471,400	1,069,761

	Shares	Value

Spain–2.04%
Cellnex Telecom S.A.(b)	35,453	$1,356,641

Merlin Properties SOCIMI S.A.	197,492	1,997,744

		3,354,385

Sweden–0.70%
Fastighets AB Balder, Class B(a)	193,846	1,149,612

United Kingdom–4.42%
British Land Co. PLC (The)	336,257	1,497,061

Great Portland Estates PLC	157,158	760,761

LondonMetric Property PLC	576,875	1,315,571

LXI REIT PLC(b)	796,802	950,755

UNITE Group PLC (The)	163,896	2,015,899

Urban Logistics REIT PLC	499,194	741,800

		7,281,847

United States–64.04%
Agree Realty Corp.	46,255	2,738,759

Alexandria Real Estate Equities, Inc.	31,526	3,448,944

Americold Realty Trust, Inc.(c)	118,944	3,357,789

AvalonBay Communities, Inc.(c)	13,849	2,395,046

Brixmor Property Group, Inc.	116,875	2,515,150

CubeSmart	64,690	2,572,074

Digital Realty Trust, Inc.	49,540	6,875,161

Equinix, Inc.	4,694	3,825,657

Essential Properties Realty Trust, Inc.	89,760	2,131,800

Gaming and Leisure Properties, Inc.	80,333	3,753,961

Healthcare Realty Trust, Inc.(c)	115,538	1,764,265

Healthpeak Properties, Inc.	269,382	4,665,696

Host Hotels & Resorts, Inc.	7,659	133,803

Invitation Homes, Inc.	65,803	2,195,188

Kilroy Realty Corp.	39,632	1,307,063

Kimco Realty Corp.	91,871	1,774,948

Lamar Advertising Co., Class A(c)	29,175	2,955,136

Prologis, Inc.	42,196	4,849,586

Public Storage	6,343	1,641,315

Realty Income Corp.	84,301	4,548,882

Regency Centers Corp.	53,123	3,335,062

Rexford Industrial Realty, Inc.	140,672	6,923,876

SBA Communications Corp., Class A	14,401	3,556,471

Sun Communities, Inc.	47,900	6,195,386

Terreno Realty Corp.	76,874	4,390,274

UDR, Inc.	113,309	3,784,521

VICI Properties, Inc.	221,899	6,632,561

Welltower, Inc.	125,196	11,154,964

		105,423,338

Total Common Stocks & Other Equity Interests (Cost $165,553,858)		162,981,694

Money Market Funds–0.83%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(d)(e)	477,906	477,906

Invesco Liquid Assets Portfolio, Institutional Class, 5.46%(d)(e)	339,451	339,620

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Fund

	Shares	Value

Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 5.28%(d)(e)	546,179	$546,179

Total Money Market Funds (Cost $1,363,660)		1,363,705

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)–99.83% (Cost $166,917,518)		164,345,399

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.30%
Invesco Private Government Fund, 5.32%(d)(e)(f)	2,443,683	2,443,683

	Shares	Value

Money Market Funds–(continued)
Invesco Private Prime Fund, 5.55%(d)(e)(f)	6,279,360	$6,281,872

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,724,461)		8,725,555

TOTAL INVESTMENTS IN SECURITIES–105.13% (Cost $175,641,979)		173,070,954

OTHER ASSETS LESS LIABILITIES–(5.13)%		(8,442,514)

NET ASSETS–100.00%		$164,628,440

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $2,588,193, which represented 1.57% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,560,201	$10,760,932	$(12,843,227)	$-	$-	$477,906	$ 35,412
Invesco Liquid Assets Portfolio, Institutional Class	1,828,820	7,686,379	(9,175,695)	66	50	339,620	22,901
Invesco Treasury Portfolio, Institutional Class	2,925,944	12,298,208	(14,677,973)	-	-	546,179	35,752
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,059,765	69,698,008	(70,314,090)	-	-	2,443,683	98,836*
Invesco Private Prime Fund	7,867,968	138,786,251	(140,374,867)	1,183	1,337	6,281,872	256,027*
Total	$18,242,698	$239,229,778	$(247,385,852)	$1,249	$1,387	$10,089,260	$ 448,928

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Australia	$–	$5,898,779	$–	$5,898,779

Belgium	–	1,838,034	–	1,838,034

Canada	2,683,657	–	–	2,683,657

France	–	1,218,970	–	1,218,970

Germany	–	6,255,324	–	6,255,324

Hong Kong	–	7,490,534	–	7,490,534

Japan	–	19,317,453	–	19,317,453

Singapore	–	1,069,761	–	1,069,761

Spain	–	3,354,385	–	3,354,385

Sweden	–	1,149,612	–	1,149,612

United Kingdom	–	7,281,847	–	7,281,847

United States	105,423,338	–	–	105,423,338

Money Market Funds	1,363,705	8,725,555	–	10,089,260

Total Investments	$109,470,700	$63,600,254	$–	$173,070,954

Invesco Global Real Estate Fund